Note 2 - Business Combinations: Business Combination, Separately Recognized Transactions (Details)	Jun. 30, 2025 USD ($) shares
Total Assets	$ 2,832,751
Total liabilities	3,644,529
Total liabilities and stockholders' deficit	$ 2,832,751
Common Stock owned by Applife's Pre-Merger shareholders | shares	260,000,000
Common Stock consideration issued to SAP due to Merger | shares	1,740,000,000
Total outstanding shares of Series A Preferred Stock immediately after the Merger | shares	2,000,000,000
Series B Preferred Stock consideration issued due to Merger | shares	4,400
Total outstanding shares of Series B Preferred Stock immediately after the Merger | shares	4,400
Series C Preferred Stock consideration issued due to Merger | shares	2,500
Total outstanding shares of Series C Preferred Stock immediately after the Merger | shares	2,500
APPlife - Recapitalization
Prepaid Expense and Other Assets	$ 5,000
Total Assets	5,000
Accounts Payable and Other Accrued Liabilities	5,000
Series B preferred stock, 4,400 shares, stated value of $440,000	326,434
Total liabilities	331,434
Applife equity at June 13, 2025; 260,000,000 shares of common stock	(326,434)
Total liabilities and stockholders' deficit	5,000
Recognition of Applife equity	(326,434)
Transactions costs allocated to SAP equity	(300,000)
Effect of Merger, net of transaction costs	$ (626,434)